Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventory, Net [Abstract]
Inventory valuation reserves	$ 360	$ 260
Finished goods	2,577	1,585
Work in process and raw materials	1,930	1,581
Total inventories, net	4,507	3,166
Inventory Impairment	$ 157	$ 138